Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued professional fees	$ 133	$ 1,192	$ 50
Accrued employee related costs	2,081	2,213	1,359
Accrued merchant fees	0	184	137
Accrued interest	26	27	38
Legal accrual	0	1,302
Other	924	1,093	398
Total	$ 3,164	$ 6,011	$ 1,982